PUTNAM
ADJUSTABLE RATE
U.S. GOVERNMENT
FUND

ANNUAL REPORT

October 31, 1995

[LOGO]
BOSTON * LONDON * TOKYO

FUND HIGHLIGHTS
"Putnam Adjustable Rate U.S. Government Fund has been a solid performer since [Michael] Martino assumed management duties in July of 1994. The fund is a suitable choice for investors looking for an extremely conservative, higher-yielding alternative to a money market fund."*

     -- The Value Line Mutual Fund Survey, October 3, 1995

For the 12 months ended October 31, 1995, the fund's class A shares were ranked 11 out of 64 adjustable-rate mortgage funds tracked by Lipper Analytical Services, outperforming 83% of their competitive universe.( )

CONTENTS

4    Report from Putnam Management

8    Fund performance summary

12   Portfolio holdings

15   Financial statements


* Unlike money-market funds, Putnam Adjustable Rate U.S. Government Fund does not attempt to keep its net asset value stable at $1.00 per share. In addition, the fund invests in mortgage-backed securities, which are subject to prepayment risk.

     Rankings by Lipper Analytical Services -- a mutual fund industry research organization -- are based on total-return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A and class B shares were ranked 11 and 30, respectively, out of 64 adjustable-rate mortgage funds for one-year performance through 10/31/95. The fund's class A shares were ranked 3 out of 5 adjustable-rate mortgage funds for five-year performance through 10/31/95. Class B shares were not ranked for five-year performance. Past performance is not indicative of future results.

FROM THE CHAIRMAN
                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA
DEAR SHAREHOLDER:

PUTNAM ADJUSTABLE RATE U.S. GOVERNMENT FUND CLOSED THE BOOKS ON AN EVENTFUL 12-MONTH PERIOD THAT BEGAN AT THE TAG END OF ONE OF THE SHARPEST BOND MARKET DECLINES ON RECORD AND ENDED IN THE MIDST OF ONE OF THE MARKET'S STRONGEST RALLIES. AS FUND MANAGER MICHAEL MARTINO RELATES IN THE REPORT THAT FOLLOWS, RESULTS FOR THE FISCAL YEAR THAT ENDED ON OCTOBER 31, 1995, WERE GRATIFYING, ESPECIALLY IN CONTRAST TO LAST YEAR'S CHALLENGES.

MOREOVER, MIKE SEES FIRM EVIDENCE THAT THE CURRENT ENVIRONMENT, WHICH HAS BEEN SO AMENABLE TO FIXED-INCOME INVESTMENTS, WILL CONTINUE IN THE MONTHS AHEAD. AMONG THE FAVORABLE FACTORS ARE PROSPECTS FOR A SUSTAINABLE PACE OF ECONOMIC GROWTH AND CONTINUED LOW INFLATION.

ANOTHER CUT IN SHORT-TERM INTEREST RATES BY THE FEDERAL RESERVE BOARD AND AGREEMENT BY CONGRESS AND THE PRESIDENT ON A FEDERAL BUDGET THAT REDUCES THE NATIONAL DEFICIT APPEAR TO BE REASONABLE PROSPECTS. WE EXPECT BOTH WOULD BE GREETED WARMLY BY THE BOND MARKET AS YOUR FUND ENTERS FISCAL 1996.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
DECEMBER 20, 1995

REPORT FROM THE FUND MANAGER
MICHAEL MARTINO

Fiscal 1995 was a good year for Putnam Adjustable Rate U.S. Government Fund. Following the difficulties posed in fiscal 1994 by rapidly rising short-term interest rates, your fund bounced back convincingly in 1995. Its total returns of 7.48% and 6.86% at net asset value for class A and class B shares, respectively, placed the fund ahead of most of its competitors in the Lipper adjustable-rate mortgage fund category, through October 31, 1995.

While a favorable bond-market backdrop provided critical support, we attribute the fund's competitive outperformance to several key maneuvers undertaken during the fiscal year's second half. First, we reduced the allocation to adjustable-rate mortgage-backed securities
(ARMs) in favor of short-term U.S. Treasuries, which we believed offered better relative value and greater predictability as bond yields continued to decline. Second, we varied the composition of the fund's ARM holdings by building a small position in Ginnie Mae* ARMs late in the fiscal year. Finally, we maintained our conservative approach to security selection by avoiding derivatives and by focusing exclusively on government-agency ARMs and Treasury securities.


*    Government National Mortgage Association.

REALLOCATION TO TREASURIES PROVES CRITICAL TO STRONG PERFORMANCE

While short-term interest rates have been relatively stable in calendar 1995, intermediate rates have declined, leading borrowers to refinance variable-rate mortgages and shift into fixed-rate mortgages. Although the overall volume of refinancing activity has been moderate so far this year, we believe it could accelerate in the months to come. Moreover, we believe the prospect of increased refinancing activity -- which results in more rapid prepayment of mortgage-backed securities -- is not yet fully reflected in ARM prices.

Given the market's heightened expectations for accelerating ARM prepayments, we reallocated a portion of the fund's assets out of conventional Fannie Mae* and Freddie Mac ARMs and into short-term Treasuries. We increased the fund's weighting in Treasuries from approximately 8% of the portfolio at the fiscal year's midpoint to nearly 25% on October 31. Much of this reallocation was completed during the spring of 1995, and the timing proved beneficial since Treasury performance pulled even with that of ARMs during the summer and outperformed ARMs in October (see chart on page 7). We believe this trend is likely to continue if, as we expect, the Federal Reserve Board begins to ease monetary policy more aggressively.

ANTICIPATION OF FALLING RATES LEADS MANAGEMENT TO GINNIE MAE ARMs

In addition to providing the fund with greater price predictability and performance advantages, Treasuries also represented a very marketable reserve from which we were able to move gradually into Ginnie Mae ARMs. Given our belief that rates are likely to fall over the coming months -- especially on the short end of the yield spectrum -- Ginnie Mae ARMs make sense strategically for the portfolio. This is because the historical prepayment speeds

*    Federal National Mortgage Association.
     Federal Home Loan Mortgage Corporation.

PORTFOLIO COMPOSITION
[BAR CHART]
                                          10/31/94            10/31/95
---------------------------------------------------------------------
FNMA and FHMLC ARMs                          72.7%               61.7%
U.S. Treasury securities                     20.5%               24.8%
GNMA ARMs                                     0.0%                9.0%
Cash and short-term investments               2.5%                1.6%
Fixed-rate mortgage-backed securities         0.2%                0.2%
Other                                         3.3%                0.0%

*Based on percentage of net assets. Holdings will vary over time.

of Ginnie Mae ARMs have been lower than those of Fannie Mae and Freddie Mac ARMs.

Consequently, when short-term rates decline, Ginnie Mae ARMs -- because of their different structure -- tend to outperform other sectors of the ARM market. We witnessed such outperformance early in calendar 1995 as interest rates fell, and we believe a similar scenario could develop during the first half of fiscal 1996. As of October 31, approximately 9% of the portfolio was invested in Ginnie Mae ARMs.

CAUTIOUS, CONSERVATIVE APPROACH PROVES EFFECTIVE

Perhaps the greatest reason for the fund's success over the fiscal year was our consistent focus on relatively straightforward holdings. Since we took over management responsibilities for the fund in July 1994, we have tried to follow a more conservative route to competitive performance than in previous years; fiscal 1995 was no exception. We invested exclusively in Treasuries and in ARMs issued by government agencies. We avoided less-liquid, privately-issued ARMs and other more exotic mortgage-backed securities, such as inverse floaters, interest-only securities, and principal-only securities. Every year is different, of course, and there can be no performance or other guarantees. However, fiscal 1995 demonstrates that our current goal of providing an annualized total return that is 1% to 1.5% higher than money-market funds over any three-year period can be pursued in terms of what the fund owns as well as in terms of what it does not own.

Another indicator of the fund's generally cautious approach was our avoidance of ARMs linked to the 11th District Cost of Funds Index
(COFI). We chose instead to concentrate on ARMs whose coupons reset according to the more-current Constant Maturity Treasury Index (CMT). Because coupons on CMT-linked bonds adjust more rapidly than those on COFI-linked bonds, emphasizing CMT-linked bonds provided us with more flexibility whether rates rose or declined. In addition, ARMs pegged to the CMT are more liquid than their COFI counterparts, making them easier to buy and sell when rates change directions.

ARMs VERSUS SHORT-TERM TREASURIES
[LINE CHART]
DATE                   MERRILL         LEHMAN BROS
-----------------------------------------------------
10/94                       0%                   0
11/94                     -54%                -28%
12/94                     -28%                 24%
1/95                      128%                190%
2/95                      300%                395%
3/95                      356%                443%
4/95                      459%                554%
5/95                      707%                725%
6/95                      770%                769%
7/95                      797%                807%
8/95                      871%                873%
9/95                      932%                950%

Source: Merrill Lynch 1-5 year Treasury Index and Lehman Brothers Adjustable-Rate Mortgage-Backed Securities Index. Indexes assume reinvestment of all distributions and do not take into account brokerage commissions or other costs. The fundOs portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.

GINNIE  MAE  ARMs,  TREASURIES LIKELY TO REMAIN CENTRAL  FOCUS  SHOULD
RATES DECLINE
We believe slower economic growth is likely to result in a further relaxation of the monetary reins by the Fed as we move into calendar 1996. While there can be no assurances, we believe there is a good chance that short-term bank-lending rates could decline substantially from their current 5.75% level by early-to-mid 1996

In such an environment, we would likely respond by increasing the fund's exposure to Ginnie Mae ARMs. We would also likely maintain a significant weighting in short-term Treasuries, spreading our holdings among 1- to 3-year maturities. Like Ginnie Mae ARMs, Treasuries normally respond better in the near term to falling rates than do conventional ARMs because conventional ARMs are initially buffeted by increased prepayment activity. Eventually, when conventional ARMs adjust to the new interest- rate levels, they may represent superior value over Treasuries. At that point, we would reduce the fund's Treasury holdings and increase its allocation to Fannie Mae and Freddie Mac ARMs.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/95, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage- backed securities are subject to prepayment risk, which is the risk that the investor's principal will be returned in full at some point earlier than the security's stated maturity date. Such prepayment may cause an investor's actual rate of return to differ from the expected rate of return.

PERFORMANCE SUMMARY

PERFORMANCE SHOULD ALWAYS BE CONSIDERED IN LIGHT OF A FUND'S
INVESTMENT STRATEGY. PUTNAM ADJUSTABLE RATE U.S. GOVERNMENT FUND IS DESIGNED FOR INVESTORS SEEKING ATTRACTIVE CURRENT INCOME AND
PRESERVATION OF CAPITAL PRIMARILY THROUGH U.S. ADJUSTABLE RATE
MORTGAGE SECURITIES.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 10/31/95

                                       CLASS A             CLASS B
                                      (1/5/88)           (5/11/92)
                                     NAV       POP       NAV      CDSC
----------------------------------------------------------------------
--
1 year                             7.48%     4.01%     6.86%     3.86%
----------------------------------------------------------------------
--
5 years                            23.10     19.11        --        --
Annual average                      4.24      3.56        --        --
----------------------------------------------------------------------
--
Life-of-class                      46.98     43.88      7.84      6.92
Annual average                      5.20      4.76      2.20      1.95
----------------------------------------------------------------------
--


COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 10/31/95

                                      LEHMAN BROS.
                                   MORTGAGE-BACKED           CONSUMER
                                  SECURITIES INDEX       PRICE INDEX
----------------------------------------------------------------------
--
1 year                                      14.61%              2.81%
----------------------------------------------------------------------
--
5 years                                      54.06              15.13
Annual average                                9.03               2.86
----------------------------------------------------------------------
--
Life of class A                             106.07              33.19
Annual average                                9.67               3.73
----------------------------------------------------------------------
--
Life of class B                              28.10              10.18
Annual average                                7.33               2.83
----------------------------------------------------------------------
--

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. The fund began operations on 1/5/88, offering shares now known as class A, however, performance data for periods before 6/1/91 do not represent operations under the fund's current objectives and policies. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 3.25% maximum sales charge for class A shares. CDSC for class B shares assumes a 3% maximum contingent deferred sales charge during the first year, declining 1% during the fourth year. After the fourth year, the CDSC no longer applies.

GROWTH OF A $10,000 INVESTMENT
[MOUNTAIN CHART}
           FUNDOS CLASS A     LEHMAN BROS. MORTGAGE-          CONSUMER
DATE       SHARES AT POP     BACKED SECURITIES INDEX       PRICE INDEX
----------------------------------------------------------------------
--
1/5/88             $9,950                    $10,000           $10,000
10/31/88          $10,925                    $11,091           $10,416
10/31/89          $11,687                    $12,333           $10,884
10/31/90          $12,697                    $13,376           $11,568
10/31/91          $13,169                    $15,638           $11,906
10/31/92          $13,346                    $16,915           $12,288
10/31/93          $13,346                    $18,251           $12,626
10/31/94          $13,385                    $17,981           $12,955
10/31/95          $14,388                    $20,607           $13,319
----------------------------------------------------------------------
--
Past performance is no assurance of future results. A $10,000 investment in the fundOs class B shares at inception on 5/11/92 would have been valued at $10,784 on 10/31/95 ($10,692 with a redemption at the end of the period).

PRICE AND DISTRIBUTION INFORMATION
YEAR ENDED 10/31/95

DISTRIBUTIONS:               CLASS A                         CLASS B
----------------------------------------------------------------------
--
Number                            12                               12
----------------------------------------------------------------------
--
Income                        $0.530                           $0.469
----------------------------------------------------------------------
--
Total                          0.530                            0.469
----------------------------------------------------------------------
--
SHARE VALUE:
----------------------------------------------------------------------
--
                                 NAV             POP              NAV
----------------------------------------------------------------------
--
10/31/94                      $10.17          $10.51           $10.15
----------------------------------------------------------------------
--
10/31/95                       10.38           10.73            10.36
----------------------------------------------------------------------
--
CURRENT RETURN (end of period)
----------------------------------------------------------------------
--
Current dividend rate(1)       5.78%           5.59%            5.21%
----------------------------------------------------------------------
--
Current 30-day SEC yield(2)     4.97            4.81             4.32
----------------------------------------------------------------------
--

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period. 2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/95
 (most recent calendar quarter)

                            CLASS A                       CLASS B
                           (1/5/88)                     (5/11/92)
                      NAV            POP            NAV           CDSC
----------------------------------------------------------------------
--
1 year              6.86%          3.42%          6.13%          3.13%
----------------------------------------------------------------------
--
5 years             23.68          19.66             --             --
Annual average       4.34           3.65             --             --
----------------------------------------------------------------------
--
Life-of-class       47.82          43.05           7.27           6.35
Annual average       5.18           4.73           2.09           1.83
----------------------------------------------------------------------
--

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 3.25% sales charge for class A shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX reflects performance of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

MERRILL LYNCH 1-5 YEAR TREASURY INDEX is composed of actively traded and less actively traded U.S. Treasury issues with an average maturity of 1 to 5 years.

LEHMAN BROTHERS ADJUSTABLE-RATE MORTGAGE-BACKED SECURITIES INDEX reflects performance of adjustable-rate securities backed by GNMA, FHLMC, and FNMA mortgage pools.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Indexes assume reinvestment of all distributions and do not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.

REPORT OF INDEPENDENT ACCOUNTANTS
for the fiscal year ended October 31, 1995

To the Trustees and Shareholders of
Putnam Adjustable Rate U.S. Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Adjustable Rate U.S. Government Fund ("the fund") at October 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
December 15, 1995

PORTFOLIO OF INVESTMENTS OWNED
October 31, 1995

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (95.7%)*
PRINCIPAL AMOUNT                                                 VALUE

FEDERAL HOME LOAN MORTGAGE CORP. ADJUSTABLE RATE
MORTGAGES PARTICIPATION CERTIFICATES (ARMS)
----------------------------------------------------------------------
--
$4,705,470 7.925s, March 1, 2019                            $4,860,609
   348,640 7.851s, February 1, 2020                            356,865
   218,108 7.82s, December 1, 2018                             222,300
 1,217,318 7.787s, April 1, 2019                             1,245,280
   616,965 7.639s, February 1, 2018                            629,785
 2,213,137 7 5/8s, September 1, 2021                         2,290,597
 1,074,587 7.556s, April 1, 2018                             1,098,260
 1,546,337 7.531s, January 1, 2018                           1,578,238
 1,503,277 7.523s, April 1, 2019                             1,540,392
 5,151,230 7.473s, February 1, 2022                          5,268,730
 2,248,447 7 1/4s, November 1, 2016                          2,284,288
    55,216 6.845s, March 1, 2019                                55,648
 3,027,557 6.254s, March 1, 2019                             3,093,316
 3,265,988 5.875s, April 1, 2018                             3,362,433
   124,442 5.69s, November 1, 2022                             127,028
   522,085 5.645s, December 1, 2022                            529,509
 2,503,446 5 3/8s, February 1, 2018                          2,545,704
 4,969,591 5 3/8s, April 1, 2017                            5,028,630

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH CERTIFICATE
----------------------------------------------------------------------
--
   159,181 11 1/4s, October 1, 2010                           177,934

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH CERTIFICATES ARMS
----------------------------------------------------------------------
--
 1,649,083 8.2s, July 1, 2027                                1,706,801
   692,094 7.915s, March 1, 2019                               703,340
   779,883 7.866s, September 1, 2018                           803,402
 2,704,548 7.849s, December 1, 2019                          2,789,065
   745,987 7.801s, April 1, 2019                               764,636
 3,873,578 7.797s, September 1, 2018                         4,009,153
   569,631 7.559s, December 1, 2018                            584,675
 1,822,019 7.547s, May 1, 2020                               1,872,981
     4,568 6.42s, February 1, 2016                               4,583
 4,497,801 7.383s, June 1, 2018                              4,594,774
   218,048 6.391s, July 1, 2026                                218,731
   174,829 6.391s, November 1, 2024                            175,376
   206,236 6.05s, January 1, 2017                              210,199
 7,686,653 5.975s, April 1, 2028                             7,958,825
   200,715 5.86s, February 1, 2027                             203,443
 4,082,896 5.678s, April 1, 2022                             4,195,176
   485,738 5.485s, April 1, 2019                               489,304
   120,733 5.45s, May 1, 2016                                 122,016

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
PRINCIPAL AMOUNT                                                 VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARMS
----------------------------------------------------------------------
--
$9,800,000 TBA, 6s, November 14, 2025                      $9,821,438

U.S. TREASURY NOTES
----------------------------------------------------------------------
--
 5,000,000 8 1/8s, February 15, 1998                         5,258,600
 5,000,000 7 7/8s, January 15, 1998                          5,226,550
 1,500,000 7 3/8s, November 15, 1997                         1,548,990
10,000,000 7 1/4s, November 15, 1996                        10,162,500
 5,000,000 6s, August 31, 1997                               5,031,250
----------------------------------------------------------------------
--
           TOTAL U. S. GOVERNMENT AND AGENCY
           OBLIGATIONS (cost $105,487,069)                $104,751,354
----------------------------------------------------------------------
--

SHORT-TERM INVESTMENTS (1.6%)* (cost $1,804,293)
 PRINCIPAL AMOUNT                                                VALUE

$1,804,000 Interest in $515,000,000 joint repurchase
           agreement dated October 31, 1995 with J.P. Morgan
           Securities Inc., due November 1, 1995 with respect
           to various U.S. Treasury obligations -- maturity
           value of $1,804,293 for an effective yield
           of 5.85%                                         $1,804,293
----------------------------------------------------------------------
--
           TOTAL INVESTMENTS (cost $107,291,362)***       $106,555,647
----------------------------------------------------------------------
--

NOTES
*    Percentages indicated are based on net assets of $109,487,617.

     TBA's are mortgage-backed securities traded under delayed delivery commitments settling after October 31, 1995. Although the unit price has been established, the principal amount has not been finalized. However, the amount of the commitments will not fluctuate more than 2.0% from the principal amount. Income on the securities will not be earned until settlement date. The cost of the TBA purchase at October 31, 1995 was $9,829,094.

*** The aggregate identified cost for federal income tax purpose is $108,702,819, resulting in gross unrealized appreciation and depreciation of $223,909 and $2,371,081, respectively, or net unrealized depreciation of $2,147,172.

     The rates shown on Adjustable Rate Mortgages (ARMS) are the current interest rates at October 31, 1995, which are subject to change based on the terms of the security.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS
----------------------------------------------------------------------
--
Investments in securities, at value
(identified cost $107,291,362) (Note 1)                   $106,555,647
----------------------------------------------------------------------
--
Cash                                                               305
----------------------------------------------------------------------
--
Interest and other receivables                               2,212,379
----------------------------------------------------------------------
--
Receivable for securities sold                               9,909,343
----------------------------------------------------------------------
--
Receivable for shares of the fund sold                       1,611,507
----------------------------------------------------------------------
--
TOTAL ASSETS                                              120,289,181

LIABILITIES
----------------------------------------------------------------------
--
Payable for shares of the fund repurchased                     637,490
----------------------------------------------------------------------
--
Payable for securities purchased                             9,863,394
----------------------------------------------------------------------
--
Payable for compensation of Manager (Note 2)                   166,078
----------------------------------------------------------------------
--
Payable for compensation of Trustees (Note 2)                      309
----------------------------------------------------------------------
--
Payable for administrative services (Note 2)                       677
----------------------------------------------------------------------
--
Payable for investor servicing and custodian fees (Note 2)      47,848
----------------------------------------------------------------------
--
Payable for distribution fees (Note 2)                          38,105
----------------------------------------------------------------------
--
Other accrued expenses                                          47,663
----------------------------------------------------------------------
--
TOTAL LIABILITIES                                           10,801,564
----------------------------------------------------------------------
--
NET ASSETS                                               $109,487,617
----------------------------------------------------------------------
--

REPRESENTED BY
----------------------------------------------------------------------
--
Paid-in capital (Notes 1 and 4)                           $136,236,302
----------------------------------------------------------------------
--
Undistributed net investment income (Note 1)                   314,913
----------------------------------------------------------------------
--
Accumulated net realized loss on investment transactions
(Note 1)                                                  (26,327,883)
----------------------------------------------------------------------
--
Net unrealized depreciation of investments                   (735,715)
----------------------------------------------------------------------
--
TOTAL -- REPRESENTING NET ASSETS APPLICABLE
 TO CAPITAL SHARES OUTSTANDING                           $109,487,617
----------------------------------------------------------------------
--

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
--
Net asset value and redemption price of class A shares
 ($80,112,335 divided by 7,718,991 shares)                      $10.38
----------------------------------------------------------------------
--
Offering price per class A share (100/96.75 of $10.38)*         $10.73
----------------------------------------------------------------------
--
Net asset value and offering price of class B shares
 ($29,375,282 divided by 2,834,744 shares)**                    $10.36
----------------------------------------------------------------------
--

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the year ended October 31, 1995


INTEREST INCOME                                             $8,572,947
----------------------------------------------------------------------
--

EXPENSES:
----------------------------------------------------------------------
--
Compensation of Manager (Note 2)                               741,632
----------------------------------------------------------------------
--
Investor servicing and custodian fees (Note 2)                 268,169
----------------------------------------------------------------------
--
Compensation of Trustees (Note 2)                               11,142
----------------------------------------------------------------------
--
Reports to shareholders                                         34,156
----------------------------------------------------------------------
--
Auditing                                                        50,600
----------------------------------------------------------------------
--
Legal                                                           14,999
----------------------------------------------------------------------
--
Postage                                                         31,572
----------------------------------------------------------------------
--
Registration fees                                                  425
----------------------------------------------------------------------
--
Administrative services (Note 2)                                 8,179
----------------------------------------------------------------------
--
Distribution fees -- Class A (Note 2)                          228,757
----------------------------------------------------------------------
--
Distribution fees -- Class B (Note 2)                          271,706
----------------------------------------------------------------------
--
Other expenses                                                  15,190
----------------------------------------------------------------------
--
TOTAL EXPENSES                                               1,676,527
----------------------------------------------------------------------
--
EXPENSE REDUCTION (NOTE 2)                                    (59,233)
----------------------------------------------------------------------
--
NET EXPENSES                                                 1,617,294
----------------------------------------------------------------------
--
NET INVESTMENT INCOME                                        6,955,653
----------------------------------------------------------------------
--
Net realized loss on investments (Notes 1 and 3)             (472,237)
----------------------------------------------------------------------
--
Net unrealized appreciation of investments during the year   1,992,189
----------------------------------------------------------------------
--
NET GAIN ON INVESTMENT TRANSACTIONS                          1,519,952
----------------------------------------------------------------------
--
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $8,475,605
----------------------------------------------------------------------
--

STATEMENT OF CHANGES IN NET ASSETS

                                                Year ended October 31
----------------------------------------------------------------------
--
                                                   1995         1994
----------------------------------------------------------------------
--
DECREASE IN NET ASSETS
----------------------------------------------------------------------
--
Operations:
----------------------------------------------------------------------
--
Net investment income                        $6,955,653    $8,828,838
----------------------------------------------------------------------
--
Net realized loss on investments              (472,237)  (19,138,140)
----------------------------------------------------------------------
--
Net unrealized appreciation of investments    1,992,189    10,083,482
----------------------------------------------------------------------
--
Net increase (decrease) in net assets
resulting from operations                     8,475,605    (225,820)
----------------------------------------------------------------------
--
Distributions to shareholders from:
----------------------------------------------------------------------
--
 Net investment income:
----------------------------------------------------------------------
--
  Class A                                   (4,678,220)   (5,871,952)
----------------------------------------------------------------------
--
  Class B                                   (1,453,488)  (1,349,595)
----------------------------------------------------------------------
--
 Tax return of capital:
----------------------------------------------------------------------
--
  Class A                                            --     (353,894)
----------------------------------------------------------------------
--
  Class B                                            --      (81,338)
----------------------------------------------------------------------
--
Decrease from capital share transactions
(Note 4)                                   (41,088,335)  (81,245,467)
----------------------------------------------------------------------
--
TOTAL DECREASE IN NET ASSETS               (38,744,438) (89,128,066)

NET ASSETS
----------------------------------------------------------------------
--
Beginning of year                           148,232,055   237,360,121
----------------------------------------------------------------------
--
END OF YEAR (including undistributed net
investment income of $314,913 and $0,
respectively)                              $109,487,617  $148,232,055
----------------------------------------------------------------------
--

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                        YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------
----------------
                                                        1995                1994         1993
--------------------------------------------------------------------------------
----------------
                                                                                      CLASS B
--------------------------------------------------------------------------------
----------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.15              $10.53       $10.91
--------------------------------------------------------------------------------
----------------
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
----------------
Net investment income                                    .54                 .43          .52
--------------------------------------------------------------------------------
----------------
Net realized and unrealized gain (loss) on investments   .14               (.46)        (.45)
--------------------------------------------------------------------------------
----------------
TOTAL FROM INVESTMENT OPERATIONS                         .68               (.03)          .07
--------------------------------------------------------------------------------
----------------
LESS DISTRIBUTIONS FROM:
--------------------------------------------------------------------------------
----------------
Net investment income                                  (.47)               (.33)        (.45)
--------------------------------------------------------------------------------
----------------
Tax return of capital                                     --               (.02)           --
--------------------------------------------------------------------------------
----------------
TOTAL DISTRIBUTIONS                                    (.47)               (.35)        (.45)
--------------------------------------------------------------------------------
----------------
NET ASSET VALUE, END OF PERIOD (IN THOUSANDS)         $10.36              $10.15       $10.53
--------------------------------------------------------------------------------
----------------
TOTAL INVESTMENT RETURN AT NET ASSET VALUE (%)(b)       6.86               (.31)          .66
--------------------------------------------------------------------------------
----------------
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $29,375             $38,030      $43,851
--------------------------------------------------------------------------------
----------------
Ratio of expenses to average net assets (%)(d)          1.80                1.59         1.67
--------------------------------------------------------------------------------
----------------
Ratio of net investment income to average net assets (%)5.20                3.98         4.78
--------------------------------------------------------------------------------
----------------
Portfolio turnover (%)                                178.97               196.0        49.16
--------------------------------------------------------------------------------
----------------

 FINANCIAL HIGHLIGHTS (continued)


   FOR THE PERIOD
     MAY 11, 1992
    (COMMENCEMENT
OF OPERATIONS) TO
       OCTOBER 31                                 YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------
----------------
             1992            1995             1994          1993            1992         1991
--------------------------------------------------------------------------------
----------------
                                                         CLASS A
--------------------------------------------------------------------------------
----------------
           $11.15          $10.17           $10.55        $10.92          $11.25      $11.34
--------------------------------------------------------------------------------
----------------
           .33(a)             .61              .55           .59          .75(a)       .96(a)
--------------------------------------------------------------------------------
----------------
            (.26)             .13            (.52)         (.44)           (.34)        (.02)
--------------------------------------------------------------------------------
----------------
              .07             .74              .03           .15             .41         .94
--------------------------------------------------------------------------------
----------------
            (.31)           (.53)            (.39)         (.52)           (.74)       (1.03)
--------------------------------------------------------------------------------
----------------
               --              --            (.02)            --              --           --
--------------------------------------------------------------------------------
----------------
            (.31)           (.53)            (.41)         (.52)           (.74)       (1.03)
--------------------------------------------------------------------------------
----------------
           $10.91          $10.38           $10.17        $10.55          $10.92       $11.25
--------------------------------------------------------------------------------
----------------
           .58(c)            7.48              .30          1.34            3.72         8.64
--------------------------------------------------------------------------------
----------------
          $42,017         $80,112         $110,202      $193,510        $376,353     $203,492
--------------------------------------------------------------------------------
----------------
        .82(a)(c)            1.20              .99          1.07         1.12(a)      1.29(a)
--------------------------------------------------------------------------------
----------------
       2.45(a)(c)            5.78             4.59          5.42         6.44(a)      8.02(a)
--------------------------------------------------------------------------------
----------------
           237.21          178.97            196.0         49.16          237.21       328.29
--------------------------------------------------------------------------------
----------------

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the years ended October 31, 1992 and 1991 reflect per share reductions of $0.01 and $0.02 (for class A shares), respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Not annualized.

(d) The ratio of expenses to average net assets for the year ended October 31, 1995 included amounts paid through expenses offset arrangments. Prior period ratios exclude these amounts (See Note 2).

NOTES TO FINANCIAL STATEMENTS
October 31, 1995

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks attractive current income and preservation of capital by investing primarily in adjustable rate mortgage securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

The fund offers both class A and class B shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares do
not    pay    a   front-end   sales   charge,   but   pay   a   higher   ongoing
distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase.

Expenses  of  the  fund  are  borne  pro-rata  by  the  shareholders   of   each
class  of  shares,  except  that  each  class  bears  expenses  unique  to  that
class  (including  the  distribution  fees  applicable  to  such  class).   Each
class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or
determined   by  the  Trustees.  Shares  of  each  class  would  receive   their
pro-rata   share   of  the  net  assets  of  the  fund,   if   the   fund   were
liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A SECURITY VALUATION Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated
at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B TBA PURCHASE COMMITMENTS The fund, may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2.0% from the principal amount. The fund holds, and
maintains   until   settlement  date,  cash  or  high-grade   debt   obligations
in   an  amount  sufficient  to  meet  the  purchase  price,  or  the  fund  may enter into offsetting contracts for the forward sale of other securities it owns. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of
the   security   to  be  purchased  declines  prior  to  the  settlement   date,
which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for
delivery   pursuant  to  options  contracts  it  has  entered  into,  the   fund
may dispose of a commitment prior to settlement if Putnam Management deem it appropriate to do so.

C  JOINT  TRADING  ACCOUNT   Pursuant  to  an  exemptive  order  issued  by  the
Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

D REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

E SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

F  FEDERAL  TAXES   It  is  the policy of the fund  to  distribute  all  of  its
income   within   the   prescribed   time  and   otherwise   comply   with   the
provisions   of   the   Internal   Revenue   Code   applicable   to    regulated
investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under  Section  4982  of  the  Internal Revenue  Code  of  1986.  Therefore,  no
provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

At October 31, 1995, the fund had a capital loss carryover of approximately $24,725,000 which may be available to offset future capital gains. The amount of the carryover and the expiration dates are:

Loss Carryover                Expiration
------------------------------------------
$291,340                      10/31/1998
$798,564                      10/31/1999
$7,515,503                    10/31/2006
$16,119,612                   10/31/2002
------------------------------------------


G DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of paydown gains and losses on mortgage- backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

For the year ended October 31, 1995, the fund reclassified $509,032 to decrease undistributed net investment income and $509,032 to decrease accumulated net realized loss on investments. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

NOTE 2 MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of any amount over $1.5 billion, subject, under current law, to reduction in any year to the extent that expenses (exclusive of brokerage, interest, taxes, custody credits and distribution fees) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million, and 1.5% of any amount over $100 million and
by    the   amount   of   certain   brokerage   commissions   and   fees   (less
expenses) received by affiliates of the Manager on the fund's portfolio transactions.

The fund also reimburses the Manager for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $700 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Manager and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the year ended October 31, 1995, the fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the
fund   or   in  other  Putnam  funds  until  distribution  in  accordance   with
the Plan.

Custodial functions for the fund are provided by the Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions were provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1995, fund expenses were reduced by $59,233 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations
exclude   these   credits.   The   fund   could   have   invested   the   assets
utilized in connection with the offset arrangments in an income-producing asset if it had not entered into such arrangements.

The fund has adopted distribution plans (the "Plans") with respect to its class A shares and class B shares pursuant to Rule 12b-1 under the
Investment   Company   Act  of  1940.  The  purpose   of   the   Plans   is   to
compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35% and 1.00% of the average net assets attributable to class A and class B shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25% and 0.85% of the average net assets attributable to class A and class B shares, respectively.

For  the  year  ended  October  31,  1995, Putnam  Mutual  Funds  Corp.,  acting
as   underwriter  received  net  commissions  of  $19,433  from  the   sale   of
class A shares and $142,422 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended
October 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received $6,228 on class A redemptions.

NOTE  3  PURCHASES  AND  SALES  OF  SECURITIES   Purchases  and  sales  of  U.S.
government and agency obligations for the year ended October 31, 1995 aggregated $235,197,318 and $275,165,537, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4 CAPITAL SHARES At October 31, 1995, there was an unlimited number of shares of beneficial interest authorized, divided into two classes, class A and class B capital shares. Transactions in capital shares were as follows:

                                 YEAR ENDED OCTOBER 31
---------------------------------------------------------
                                                 1995
---------------------------------------------------------
CLASS A                    SHARES              AMOUNT
---------------------------------------------------------
Shares sold             4,270,588         $43,668,758
Shares issued in
connection with
reinvestment of
distributions             326,061           3,329,547
---------------------------------------------------------
                        4,596,649          46,998,305
---------------------------------------------------------
Shares repurchased    (7,714,371)        (78,844,222)
---------------------------------------------------------
NET DECREASE          (3,117,722)       $(31,845,917)
---------------------------------------------------------

                                 YEAR ENDED OCTOBER 31
---------------------------------------------------------
                                                 1994
---------------------------------------------------------
CLASS A                    SHARES              AMOUNT
---------------------------------------------------------
Shares sold             8,174,921         $85,716,268
Shares issued in
connection with
reinvestment of
distributions             449,619           4,659,107
---------------------------------------------------------
                        8,624,540          90,375,375
---------------------------------------------------------
Shares repurchased   (16,129,035)       (167,412,127)
---------------------------------------------------------
NET DECREASE          (7,504,495)       $(77,036,752)
---------------------------------------------------------

                                 YEAR ENDED OCTOBER 31
---------------------------------------------------------
                                                 1995
---------------------------------------------------------
CLASS B                    SHARES              AMOUNT
---------------------------------------------------------
Shares sold             1,322,585         $13,480,112
Shares issued in
connection with
reinvestment of
distributions             110,183           1,124,255
---------------------------------------------------------
                        1,432,768          14,604,367
---------------------------------------------------------
Shares repurchased    (2,343,549)        (23,846,785)
---------------------------------------------------------
NET DECREASE            (910,781)        $(9,242,418)
---------------------------------------------------------

                                 YEAR ENDED OCTOBER 31
---------------------------------------------------------
                                                 1994
---------------------------------------------------------
CLASS B                    SHARES              AMOUNT
---------------------------------------------------------
Shares sold             3,092,770         $31,899,850
---------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions             106,374           1,097,120
---------------------------------------------------------
                        3,199,144          32,996,970
---------------------------------------------------------
Shares repurchased    (3,616,750)        (37,205,685)
---------------------------------------------------------
NET DECREASE            (417,606)        $(4,208,715)
---------------------------------------------------------

FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 1996 will show the tax status of all distributions paid to your account in calendar 1995.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary Coburn
Vice President

Michael Martino
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer

This    report   is   for   the   information   of   shareholders   of    Putnam
Adjustable   Rate  U.S.  Government  Fund.  It  may  also  be  used   as   sales
literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED
BY   THE   FEDERAL   DEPOSIT   INSURANCE   CORPORATION   (FDIC),   THE   FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                            PAID
                                                                          Putnam
                                                                     Investments

21690-048/887   12/95

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.